UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-02363
                                               --------------------

                       Cornerstone Total Return Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        383 Madison Avenue, New York, NY                           10179
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)

                                   Jodi Levine

   Cornerstone Total Return Fund, Inc., 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 272-3550
                                                     --------------------

Date of fiscal year end:       December 31, 2006
                               -----------------

Date of reporting period:      September 30, 2006
                               ------------------

ITEM 1: SCHEDULE OF INVESTMENTS

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NO. OF
DESCRIPTION                                                SHARES      VALUE
-------------------------------------------------------------------------------
EQUITY SECURITIES - 99.37%
   UNITED STATES - 99.10%
     CLOSED-END DOMESTIC FUNDS - 6.78%
       Adams Express Company                                70,400  $   951,808
       Boulder Total Return Fund, Inc. ^                    13,900      266,046
       Dreman/Claymore Dividend & Income Fund               49,500    1,010,790
       John Hancock Bank and Thrift Opportunity Fund        30,400      295,488
       Liberty All-Star Growth Fund, Inc.                  140,800      713,856
       Neuberger Berman Real Estate Income Fund Inc. ^       5,500      147,510
       Petroleum & Resources Corporation                     3,000       98,040
                                                                    -----------
                                                                      3,483,538
                                                                    -----------
     CONSUMER DISCRETIONARY - 9.95%
       Apollo Group, Inc. *                                  2,500      123,100
       Bed Bath & Beyond Inc. ^ *                            2,500       95,650
       Best Buy Co., Inc.                                    3,750      200,850
       CBS Corporation ^                                     4,500      126,765
       Coach, Inc. *                                         2,500       86,000
       Comcast Corporation, Class A *                        4,500      165,645
       Comcast Corporation, Special Class A ^ *              6,008      221,395
       eBay Inc. *                                           4,000      113,440
       Fortune Brands, Inc.                                  2,500      187,775
       Goodyear Tire & Rubber Company (The) ^ *              2,500       36,250
       Harley-Davidson, Inc. ^                               2,500      156,875
       Hilton Hotels Corporation ^                           2,500       69,625
       Home Depot, Inc. (The)                               12,300      446,121
       J.C. Penney Company, Inc.                             2,500      170,975
       Kohl's Corporation ^ *                                2,500      162,300
       Lowe's Companies, Inc. ^                              7,400      207,644
       Marriott International, Inc., Class A                 5,000      193,200
       Mattel, Inc.                                          4,500       88,650
       McDonald's Corporation                                8,100      316,872
       McGraw-Hill Companies, Inc. (The)                     2,500      145,075
       Nordstrom, Inc.                                       2,500      105,750
       Office Depot, Inc. *                                  2,500       99,250
       Omnicom Group Inc.                                    1,500      140,400
       Staples, Inc. ^                                       3,150       76,640
       Starbucks Corporation *                               5,000      170,250
       Target Corporation                                    4,600      254,150
       Time Warner Inc.                                     21,000      382,830
       TJX Companies, Inc. (The)                             2,500       70,075
       Tribune Company ^                                     2,500       81,800
       Viacom Inc. *                                         4,500      167,310
       Walt Disney Company (The)                             8,000      247,280
                                                                    -----------
                                                                      5,109,942
                                                                    -----------
     CONSUMER STAPLES - 9.76%
       Altria Group, Inc.                                    7,700      589,435
       Archer-Daniels-Midland Company                        3,000      113,640

                                                           NO. OF
DESCRIPTION                                                SHARES      VALUE
-------------------------------------------------------------------------------
       Campbell Soup Company                                 5,700  $   208,050
       Coca-Cola Company (The)                              13,500      603,180
       Colgate-Palmolive Company                             2,500      155,250
       ConAgra Foods, Inc.                                   2,500       61,200
       CVS Corporation                                       3,000       96,360
       General Mills, Inc.                                   2,500      141,500
       H.J. Heinz Company                                    2,700      113,211
       Kroger Co. (The)                                      3,600       83,304
       PepsiCo, Inc.                                         7,500      489,450
       Procter & Gamble Company (The)                       13,972      865,985
       Safeway Inc.                                          4,900      148,715
       Sara Lee Corporation                                  2,600       41,782
       Sysco Corporation ^                                   3,500      117,075
       Walgreen Co.                                          5,600      248,584
       Wal-Mart Stores, Inc.                                19,000      937,080
                                                                    -----------
                                                                      5,013,801
                                                                    -----------
     ENERGY - 8.78%
       Anadarko Petroleum Corp. ^                            5,000      219,150
       BJ Services Company                                   3,000       90,390
       Chevron Corporation                                   6,568      426,000
       ConocoPhillips                                        5,000      297,650
       Devon Energy Corporation                              2,500      157,875
       El Paso Corporation                                   3,000       40,920
       Exxon Mobil Corporation                              32,000    2,147,199
       Halliburton Company ^                                 5,000      142,250
       Norsk Hydro ADR                                       2,500       56,275
       Occidental Petroleum Corporation                      5,000      240,550
       Peabody Energy Corporation                            2,500       91,950
       Schlumberger Limited                                  5,000      310,150
       Transocean Inc. *                                     2,500      183,075
       XTO Energy, Inc. ^                                    2,500      105,325
                                                                    -----------
                                                                      4,508,759
                                                                    -----------
     FINANCIALS - 19.56%
       AFLAC Incorporated                                    4,000      183,040
       American Express Company                              6,100      342,088
       American International Group, Inc.                   12,331      817,052
       Ameriprise Financial, Inc.                            1,220       57,218
       AmSouth Bancorporation                                2,500       72,600
       Aon Corporation                                       2,500       84,675
       Bank of America Corporation                          17,021      911,815
       BB&T Corporation                                      4,500      197,010
       Charles Schwab Corporation (The)                      8,200      146,780
       Chubb Corporation (The)                               5,000      259,800
       Cincinnati Financial Corporation                      2,500      120,150
       Citigroup Inc. ^                                     25,600    1,271,552
       Countrywide Financial Corporation                     3,500      122,640
       Fannie Mae                                            3,200      178,912
       Franklin Resources, Inc.                              2,500      264,375
       Freddie Mac                                           3,300      218,889
       Goldman Sachs Group, Inc. (The) ^                     3,000      507,510
       Hartford Financial Services Group, Inc. (The)         1,600      138,800

                                                           NO. OF
DESCRIPTION                                                SHARES      VALUE
-------------------------------------------------------------------------------
       JPMorgan Chase & Co.                                 12,700  $   596,392
       KeyCorp                                               2,500       93,600
       Lehman Brothers Holdings Inc.                         2,500      184,650
       M&T Bank Corporation                                  2,500      299,900
       Mellon Financial Corporation                          2,300       89,930
       Merrill Lynch & Co., Inc. ^                           1,100       86,042
       Metlife, Inc.                                         3,000      170,040
       Moody's Corporation                                   2,000      130,760
       Morgan Stanley ^                                      3,700      269,767
       Northern Trust Corporation ^                          1,100       64,273
       PNC Financial Services Group, Inc.                    1,400      101,416
       Prudential Financial, Inc.                            2,500      190,625
       SLM Corporation                                       2,500      129,950
       St. Paul Travelers Companies, Inc. (The)              5,092      238,764
       State Street Corporation                              1,600       99,840
       Synovus Corporation                                   2,500       73,425
       Wachovia Corporation                                  8,100      451,980
       Washington Mutual, Inc.                               5,251      228,261
       Wells Fargo & Company                                18,000      651,240
                                                                    -----------
                                                                     10,045,761
                                                                    -----------
     HEALTHCARE - 11.36%
       Aetna Inc. ^                                          4,000      158,200
       Amgen Inc. *                                          8,300      593,699
       Biomet, Inc.                                          2,500       80,475
       Bristol-Myers Squibb Company ^                        7,100      176,932
       Caremark Rx, Inc.                                     2,500      141,675
       Eli Lilly and Company                                 4,100      233,700
       Gilead Sciences, Inc. *                               2,500      171,750
       Johnson & Johnson                                    15,500    1,006,570
       Laboratory Corporation of America Holdings *          2,500      163,925
       Medco Health Solutions, Inc. *                        1,531       92,028
       Medtronic, Inc.                                       7,100      329,724
       Merck & Co. Inc.                                      8,700      364,530
       Pfizer Inc.                                          32,460      920,566
       Schering-Plough Corporation                           8,400      185,556
       St. Jude Medical, Inc. *                              2,500       88,225
       Stryker Corporation                                   2,000       99,180
       UnitedHealth Group Incorporated                      10,000      492,000
       Waters Corporation ^ *                                2,500      113,200
       Wyeth                                                 5,000      254,200
       Zimmer Holdings, Inc. *                               2,500      168,750
                                                                    -----------
                                                                      5,834,885
                                                                    -----------
     INDUSTRIALS - 9.94%
       3M Co.                                                2,500      186,050
       Boeing Company (The)                                  1,400      110,390
       Caterpillar Inc. ^                                    5,000      329,000
       CSX Corporation                                       5,000      164,150
       Danaher Corporation ^                                 2,500      171,675
       Dover Corporation                                     1,000       47,440
       FedEx Corp.                                           2,500      271,700
       General Dynamics Corporation                          2,500      179,175

                                                           NO. OF
DESCRIPTION                                                SHARES      VALUE
-------------------------------------------------------------------------------
       General Electric Company                             52,000  $ 1,835,600
       Honeywell International Inc.                          3,300      134,970
       Illinois Tool Works Inc.                              5,000      224,500
       Lockheed Martin Corporation                           2,500      215,150
       Norfolk Southern Corporation                          2,500      110,125
       Raytheon Company                                      2,500      120,025
       Rockwell Automation, Inc.                             2,500      145,250
       Southwest Airlines Co.                                6,100      101,626
       United Parcel Service, Inc., Class B                  4,000      287,760
       United Technologies Corporation                       4,400      278,740
       Waste Management, Inc.                                5,300      194,404
                                                                    -----------
                                                                      5,107,730
                                                                    -----------
     INFORMATION TECHNOLOGY - 13.99%
       Advanced Micro Devices *                              2,500       62,125
       Agilent Technologies Inc. *                           5,000      163,450
       Apple Computer, Inc. *                                5,000      385,150
       Applied Materials, Inc.                               8,000      141,840
       Broadcom Corporation - Class A *                      2,500       75,850
       Cisco Systems, Inc. *                                27,000      621,000
       Corning Incorporated *                                3,500       85,435
       Dell Inc. *                                           5,700      130,188
       Electronic Data Systems Corporation                   7,500      183,900
       EMC Corporation *                                     8,000       95,840
       First Data Corporation                                4,325      181,650
       Fiserv, Inc. *                                        2,500      117,725
       Freescale Semiconductor Inc., Class B *               1,777       67,544
       Hewlett-Packard Company ^                            13,342      489,518
       Intel Corporation                                    22,000      452,540
       International Business Machines Corporation           5,700      467,058
       Intuit Inc. *                                         2,500       80,225
       Maxim Integrated Products, Inc.                       2,500       70,175
       Microsoft Corporation                                43,000    1,175,190
       Motorola, Inc.                                       16,100      402,500
       Network Appliance, Inc. ^ *                           2,500       92,525
       Oracle Corporation *                                 33,600      596,064
       Paychex, Inc.                                         2,500       92,125
       QUALCOMM Inc.                                         6,800      247,180
       Texas Instruments Incorporated                       13,500      448,875
       Xerox Corporation *                                   3,000       46,680
       Yahoo! Inc. *                                         8,500      214,880
                                                                    -----------
                                                                      7,187,232
                                                                    -----------
     MATERIALS - 2.37%
       Air Products & Chemicals, Inc.                        2,500      165,925
       Alcoa Inc. ^                                          3,000       84,120
       E. I. du Pont de Nemours and Company ^                5,800      248,472
       International Paper Company ^                         2,300       79,649
       Monsanto Company                                      3,546      166,697
       Newmont Mining Corporation                            2,500      106,875
       Nucor Corporation ^                                   5,000      247,450
       Rohm and Hass Company                                 2,500      118,375
                                                                    -----------
                                                                      1,217,563
                                                                    -----------

                                                           NO. OF
DESCRIPTION                                                SHARES      VALUE
-------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUST - 0.44%
       Simon Property Group, Inc.                            2,500  $   226,550
                                                                    -----------

     TELECOMMUNICATIONS SERVICES - 3.24%
       AT&T Inc.                                            24,699      804,199
       BellSouth Corporation                                 5,200      222,300
       Nokia ADR                                             2,500       49,225
       Qwest Communications International Inc. ^ *          10,000       87,200
       Sprint Nextel Corporation ^                           7,437      127,545
       Verizon Communications Inc.                          10,000      371,300
                                                                    -----------
                                                                      1,661,769
                                                                    -----------
     UTILITIES - 2.93%
       AES Corporation (The) *                               3,000       61,170
       Alleghany Energy Inc. *                               2,500      100,425
       American Electric Power Company, Inc.                 5,500      200,035
       Duke Energy Corporation                               6,600      199,320
       FirstEnergy Corp.                                     2,500      139,650
       PPL Corporation                                       2,500       82,250
       Southern Company (The) ^                              2,500       86,150
       TXU Corp.                                             7,400      462,648
       Williams Companies, Inc. (The) ^                      2,500       59,675
       Xcel Energy, Inc.                                     5,500      113,575
                                                                    -----------
                                                                      1,504,898
                                                                    -----------
   TOTAL UNITED STATES
       (cost - $46,033,652)                                          50,902,428
                                                                    -----------
   CZECH REPUBLIC - 0.27%
     CONSUMER DISCRETIONARY - 0.27%
       Bonton a.s. * #                                     137,180           23
       Bonton Book a.s. * #                                 68,590       27,419
       Bonton Film Entertainment a.s. * #                   68,590       78,165
       Bonton Music a.s. * #                                68,590       31,989
       Bonton Pictures a.s. * #                             68,590           23
                                                                    -----------

                                                                    -----------
   TOTAL CZECH REPUBLIC
       (cost - $894,865)                                                137,619
                                                                    -----------
TOTAL EQUITY SECURITIES
   (cost - $46,928,517)                                              51,040,047
                                                                    -----------

                                                          PRINCIPAL
                                                            AMOUNT
                                                            000'S
                                                           -------
SHORT-TERM INVESTMENTS - 3.22%
     REPURCHASE AGREEMENTS - 3.22%
       Bear, Stearns and Co., Inc. + ++
       (Agreement dated 9/30/2006 to be repurchased at
       $1,146,190), 2.6875%, 10/2/2006, collateralized by
       $1,181,968 in U.S. Treasury Bond Strips)            $ 1,146    1,145,933

       Bear, Stearns and Co., Inc.
       (Agreement dated 9/30/2006 to be repurchased at
       $381,782), 5.0000%, 10/2/2006, collateralized by
       $394,950 in U.S. Treasury Bond Strips)                  382      381,623

                                                          PRINCIPAL
                                                            AMOUNT
DESCRIPTION                                                 000's      VALUE
-------------------------------------------------------------------------------
       Bear, Stearns and Co., Inc. + ++
       (Agreement dated 9/30/2006 to be repurchased at
       $126,307), 5.3750%, 10/2/2006, collateralized by
       $132,611 in U.S. Treasury Bond Strips)                  126  $   126,250
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
   (cost - $1,653,806)                                                1,653,806
                                                                    -----------
TOTAL INVESTMENTS - 102.59%
   (cost - $48,582,323)                                              52,693,853
                                                                    -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.59)%                      (1,328,967)
                                                                    -----------
NET ASSETS - 100.00%                                                $51,364,886
                                                                    ===========

*     Non-income producing security.
+     Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.
^     Security or a portion thereof is out on loan.
# Securities are fair valued in accordance with procedures established by the Board of Directors.
ADR   American Depositary Receipts

At September 30, 2006, the Fund held 0.27% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,865 and a fair value of $137,619.

Federal Income Tax Cost: At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $48,582,323, $9,220,780, ($5,109,250), $4,111,530, respectively.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on August 31, 2006 with a file number 811-02363.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security.

Other information regarding the Fund is available in the Fund's most recent annual report filed with the Securities and Exchange Commission on Form N-CSR on August 31, 2006, file number 881-02363. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Total Return Fund, Inc.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 22, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 22, 2006


      /s/ Jodi B. Levine
      ------------------
      Name:  Jodi B. Levine
      Title: Principal Financial Officer
      Date:  November 22, 2006